Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenue	$ 77,948	$ 39,895
Inventory production costs expensed to cost of sales	37,790	15,293
Gross margin before the undernoted	40,158	24,602
Fair value changes in biological assets included in inventory sold and other inventory charges	66,268	34,978
Unrealized gain on changes in fair value of biological assets	(100,302)	(49,090)
Gross margin	74,192	38,714
Sales and marketing	38,203	12,960
Research and development	1,453	810
General and administration	43,819	16,858
Acquisition-related costs	3,406	7,369
Share-based compensation expense	29,631	8,046
Share-based compensation expense related to acquisition milestones	19,475	690
Depreciation and amortization	20,486	6,064
Operating expenses	156,473	52,797
Loss from operations	(82,281)	(14,083)
Share of loss on equity investments	(1,473)	(50)
Other income, net	31,213	3,858
Other income	29,740	3,808
Loss before income taxes	(52,541)	(10,275)
Income tax (expense) recovery	(1,593)	2,703
Net loss	(54,134)	(7,572)
Net income (loss) attributable to:
Canopy Growth Corporation	(70,353)	(7,521)
Non-controlling interests	16,219	(51)
Net loss	$ (54,134)	$ (7,572)
Earnings per share, basic and diluted
Net loss per share:	$ (0.40)	$ (0.06)
Weighted average number of outstanding common shares:	177,301,767	118,989,713